Fidelity® Ginnie Mae Fund

Fidelity Government
Income Fund

Fidelity Intermediate
Government Income Fund

Semiannual Report

January 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Fidelity Ginnie Mae Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Government Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Hoping to ward off the possible start of a recession, the Federal Reserve Board implemented two 0.50% interest rate reductions in January 2001. These actions boosted stocks - at least for the first month of the year - as most bellwether U.S. equity indexes posted gains. The rate cuts also reinvigorated high-yield bonds, an asset class that struggled in 2000, but which was one of the strongest performers in early 2001.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Ginnie Mae Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year, five year and 10 year total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Ginnie Mae Fund	7.63%	13.38%	37.21%	100.35%
LB GNMA	7.88%	13.95%	41.27%	114.66%
GNMA Funds Average	7.51%	12.98%	34.38%	99.53%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers GNMA Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years and are issued by the Government National Mortgage Association (GNMA). To measure how the fund's performance stacked up against its peers, you can compare it to the GNMA funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 58 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Ginnie Mae Fund	13.38%	6.53%	7.20%
LB GNMA	13.95%	7.15%	7.94%
GNMA Funds Average	12.98%	6.08%	7.15%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Fidelity Ginnie Mae Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Ginnie Mae Fund on January 31, 1991. As the chart shows, by January 31, 2001, the value of the investment would have grown to $20,035 - a 100.35% increase on the initial investment. For comparison, look at how the Lehman Brothers GNMA Index did over the same period. With dividends and capital gains, if any, reinvested the same $10,000 investment would have grown to $21,466 - a 114.66% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Ginnie Mae Fund
Performance - continued

Total Return Components

	Six months ended January 31,	Years ended July 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.60%	6.80%	5.85%	6.63%	7.07%	6.58%
Capital returns	4.03%	-0.38%	-3.77%	0.18%	3.04%	-1.03%
Total returns	7.63%	6.42%	2.08%	6.81%	10.11%	5.55%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.65¢	36.34¢	70.26¢
Annualized dividend rate	6.17%	6.79%	6.70%
30-day annualized yield	6.38%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.79 over the past one month, $10.61 over the past six months and $10.48 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fidelity Ginnie Mae Fund

Fund Talk: The Manager's Overview

Market Recap

One security's misfortune is another's opportunity. So tells the tale of the six-month period that ended January 31, 2001. As most major stock indexes swooned in response to a sharp slowdown in the economy, investment-grade bonds rallied on lower interest rates and unique technical factors. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 8.12% during this time frame. Treasuries led the way early in the period, benefiting from equity market volatility and the U.S Treasury's decision to repurchase outstanding debt and reduce future issuance as a result of a swelling federal government surplus. The Lehman Brothers Treasury Index returned 7.50% during the period. However, that wasn't enough to top the spread sectors - namely corporate, mortgage and agency securities - which made a strong move late in the period. Corporates, which languished throughout 2000 due to deteriorating credit conditions and slumping stock prices, waged a tremendous recovery in January. A strong positive signal of support for the economy from the Federal Reserve Board, in the form of two half-point interest-rate cuts - its most aggressive action in 16 months - sparked the largest one-month tightening move for corporates in more than a decade. The Lehman Brothers Credit Bond Index closed out the six-month period up 8.14%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while discount mortgages surged on higher-than-normal prepayment activity due to a red-hot housing market. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 9.05% and 8.21%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Ginnie Mae Fund

Q. How did the fund perform, Tom?

A. For the six-month period that ended January 31, 2001, the fund returned 7.63%. To get a sense of how the fund did relative to its competitors, the GNMA funds average returned 7.51% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers GNMA Index - which tracks the types of securities in which the fund invests - returned 7.88%. For the 12-month period that ended January 31, 2001, the fund returned 13.38%. For the same one-year period, the Lipper average returned 12.98% and the Lehman Brothers index returned 13.95%.

Q. Ginnie Mae and other mortgage securities performed quite well during the period. What fueled their performance, and what helped the fund beat its peers?

A. With evidence that the economy was slowing faster than expected, bonds - including those issued by the Government National Mortgage Association and other mortgage securities - were fueled by increasing optimism about the potential for reductions in interest rates by the Federal Reserve Board. Ultimately, the Fed did cut short-term rates twice by a total of one full percentage point in January. Although fears of mortgage prepayments - which can force mortgage security holders to reinvest at lower rates when mortgages are refinanced or retired before their maturity - increased during the period, the relatively high yields offered by Ginnie Mae and other mortgage securities helped them outpace their U.S. Treasury counterparts. Turning to the fund, its outperformance was due in part to its stake in securities issued by the Federal National Mortgage Association (Fannie Mae).

Semiannual Report

Fidelity Ginnie Mae Fund
Fund Talk: The Manager's Overview - continued

Q. Why did Fannie Mae securities do so well?

A. Fannie Mae was under pressure in early 2000 when various government officials questioned its line of credit from the U.S. Treasury that give the agency's securities implicit government backing. That rhetoric faded toward the end of 2000 and Fannie Mae securities enjoyed a strong recovery. Since I bought them when they were relatively cheap, the combination of their price gains and higher yields helped Fannie Mae securities outperform most Ginnie Mae securities.

Q. What other strategies helped performance?

A. My purchase of Ginnie Mae collateralized mortgage obligations (CMOs) helped because they outperformed other types of mortgage securities. I bought CMOs when they were in abundant supply and relatively cheap, then sold them when demand for the securities was stronger and their prices had risen. Ginnie Mae securities made up of mortgages with coupons of 8.5% - which is the interest rate investors receive - also were among the sector's best performers. Because the mortgages that made up those securities originated in 2000, they were in high demand, as they were less likely to be prepaid given their relatively short life.

Q. Were there any disappointments during the period?

A. The fund had only a small weighting in Ginnie Mae securities with coupons of 6.0%, which proved to be the best-insulated from growing prepayment fears and performed well as a result. In hindsight, underweighting these low-yielding 6.0% coupons modestly detracted from performance. I didn't think that prepayments would accelerate as fast as they actually did.

Q. How did you manage the fund's sensitivity to interest-rate changes?

A. I kept the fund's duration - a gauge of interest-rate sensitivity - in line with the Ginnie Mae market as a whole as measured by the Lehman Brothers GNMA Index. Typically, the duration of the index and, therefore, of the fund tends to be shorter than that of the fund's peers. The shorter a fund's duration, the less its share price will fall as interest rates rise or rise as rates fall.

Q. What's your outlook?

A. It's likely that mortgage prepayments will continue to accelerate in response to falling interest rates. By my calculations, mortgage rates will need to decline at least another half to full percentage point from current levels in order for prepayments to rival those that occurred in 1993 and 1998. For now, I plan to keep the bulk of the fund's investments in securities with coupons of 6.50% to 7.00% because I believe that combination will provide a good level of income for the fund and still be somewhat insulated from rising prepayments.

Semiannual Report

Fidelity Ginnie Mae Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income consistent with prudent investment risk by investing mainly in mortgage securities issued by the Government National Mortgage Association (Ginnie Mae) while considering the potential for capital gain

Fund number: 015

Trading symbol: FGMNX

Start date: November 8, 1985

Size: as of January 31, 2001, more than $2.0 billion

Manager: Tom Silvia, since 1997; manager, various Fidelity and Spartan government funds; joined Fidelity in 1993

3

Tom Silvia on mortgage prepayment:

"One of the biggest risks that mortgage investors face is prepayments, which occur when homeowners refinance their mortgages or sell a house and retire their mortgages before their stated maturity. Prepayment shortens the effective lives of mortgage securities and makes them less attractive to investors who may have to turn around and reinvest the proceeds at lower rates. During much of 2000, most prepayment activity resulted from a strong housing market, which prompted many homeowners to upgrade from one house to another and pay off their initial mortgages. More recently, the main source of prepayments was increased mortgage refinancings as interest rates declined. It's also important to note that, in the past several years, mortgage refinancing has become easier and cheaper due to technological advances that make it more efficient to process applications. That means that the incentive to refinance is much higher than it was just two years ago. As the fund's portfolio manager, my job is to quantify the risk of prepayment, calculate how the market is pricing securities with various rates of prepayment in mind, and then choose securities that I believe will do well given various prepayment scenarios."

Semiannual Report

Fidelity Ginnie Mae Fund

Investment Changes

Coupon Distribution as of January 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
6 - 6.99%	25.4	25.4
7 - 7.99%	47.1	50.5
8 - 8.99%	19.3	21.2
9% and over	2.9	2.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2001
6 months ago
Years	5.9	8.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2001
6 months ago
Years	2.8	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2001		As of July 31, 2000
	Mortgage Securities* 93.9%		Mortgage Securities** 97.5%
	CMOs and Other Mortgage Related Securities 1.5%		CMOs and Other Mortgage Related Securities 2.7%
	U.S. Government Agency Obligations 0.0%		U.S. Government Agency Obligations 0.3%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets*** (0.5)%
* GNMA Securities	92.6%	** GNMA Securities	94.8%

*** Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ginnie Mae Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 93.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 0.4%
6.5% 12/1/28	$ 76	$ 76
6.5% 2/1/31 (a)	500	498
8.5% 12/1/27	4,745	4,982
9% 10/1/11	68	69
9.5% 9/1/30	2,414	2,521
10.25% 10/1/18	236	258
11.5% 5/1/14 to 9/1/15	131	148
12.5% 11/1/13 to 7/1/16	428	492
13.25% 9/1/11	200	234
		9,278
Freddie Mac - 0.9%
8.5% 2/1/04 to 6/1/25	931	970
9% 7/1/08 to 7/1/21	2,910	3,024
9.5% 7/1/30 to 8/1/30	5,324	5,562
9.75% 12/1/08 to 4/1/13	111	117
10% 10/1/04 to 11/1/20	4,422	4,662
10.25% 2/1/09 to 11/1/16	1,745	1,847
10.5% 5/1/10	37	40
11.25% 2/1/10	123	134
11.75% 11/1/11	49	54
12% 5/1/10 to 2/1/17	382	433
12.5% 11/1/12 to 5/1/15	608	690
13% 11/1/12 to 11/1/14	87	102
13.5% 1/1/13 to 12/1/14	36	42
		17,677
Government National Mortgage Association - 92.6%
6% 10/15/23 to 1/15/29	67,942	66,477
6.5% 6/15/23 to 12/15/30	439,742	439,492
7% 3/15/22 to 1/15/31	621,506	631,329
7.25% 1/15/31 (a)	7,690	7,825
7.5% 6/15/02 to 12/15/30	310,901	319,850
8% 7/15/01 to 12/15/30	219,248	227,147
8.5% 2/15/05 to 11/15/30	158,360	165,926
9% 10/15/04 to 6/15/30	26,423	27,931
9.5% 4/15/01 to 1/15/23	5,764	5,984
10% 5/15/05 to 6/15/05	26	27
10.5% 11/15/02 to 9/15/19	3,111	3,471
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
13% 2/15/11 to 5/15/15	$ 497	$ 580
13.5% 5/15/10 to 1/15/15	204	235
		1,896,274
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,901,986)		1,923,229
Collateralized Mortgage Obligations - 1.5%

U.S. Government Agency - 1.5%
Fannie Mae sequential pay Series 1998-30 Class B, 6.5% 8/20/24	5,758	5,729
Government National Mortgage Association:
planned amortization class Series 2000-5 Class PD, 7.5% 4/1/29	12,800	13,428
sequential pay:
Series 1999-2 Class D, 6.5% 10/20/26	7,319	7,241
Series 1999-23 Class B, 6.5% 7/20/25	5,000	4,952
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,151)		31,350
Cash Equivalents - 5.4%
	Maturity Amount (000s)
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 5.79%, dated 1/31/01 due 2/1/01	$ 106,255	106,238
(U.S. Treasury Obligations), in a joint trading account at 5.67%, dated 1/31/01 due 2/1/01	3,582	3,581
TOTAL CASH EQUIVALENTS (Cost $109,819)		109,819
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,040,956)		2,064,398
NET OTHER ASSETS - (0.8)%		(16,419)
NET ASSETS - 100%		$ 2,047,979
Legend
(a) Security or a portion of the security was purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $902,694,000 and $736,318,000, respectively.
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,044,456,000. Net unrealized appreciation aggregated $19,942,000, of which $25,190,000 related to appreciated investment securities and $5,248,000 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $35,074,000 of which $9,123,000, $10,722,000, $4,754,000, $414,000 and $10,061,000 will expire on July 31, 2002, 2003, 2004, 2007 and 2008, respectively. Of the loss carryforwards expiring on July 31, 2002 and 2003, $9,123,000 and $735,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $109,819) (cost $2,040,956) - See accompanying schedule		$ 2,064,398
Cash		1
Receivable for investments sold		65,357
Receivable for fund shares sold		5,289
Interest receivable		11,157
Total assets		2,146,202
Liabilities
Payable for investments purchased Regular delivery	$ 84,264
Delayed delivery	8,315
Payable for fund shares redeemed	2,911
Distributions payable	1,643
Accrued management fee	702
Other payables and accrued expenses	388
Total liabilities		98,223
Net Assets		$ 2,047,979
Net Assets consist of:
Paid in capital		$ 2,073,030
Undistributed net investment income		38
Accumulated undistributed net realized gain (loss) on investments		(48,531)
Net unrealized appreciation (depreciation) on investments		23,442
Net Assets, for 189,005 shares outstanding		$ 2,047,979
Net Asset Value, offering price and redemption price per share ($2,047,979 ÷ 189,005 shares)		$10.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2001 (Unaudited)
Investment Income Interest		$ 65,151
Expenses
Management fee	$ 3,850
Transfer agent fees	1,287
Accounting fees and expenses	242
Non-interested trustees' compensation	4
Custodian fees and expenses	152
Registration fees	64
Audit	25
Legal	5
Miscellaneous	5
Total expenses before reductions	5,634
Expense reductions	(33)	5,601
Net investment income		59,550
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		956
Change in net unrealized appreciation (depreciation) on:
Investment securities	71,852
Delayed delivery commitments	(85)	71,767
Net gain (loss)		72,723
Net increase (decrease) in net assets resulting from operations		$ 132,273
Other information
Expense reductions: Custodian credits		$ 2
Transfer agent credits		31
		$ 33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 59,550	$ 116,165
Net realized gain (loss)	956	(14,320)
Change in net unrealized appreciation (depreciation)	71,767	6,240
Net increase (decrease) in net assets resulting from operations	132,273	108,085
Distributions to shareholders from net investment income	(62,068)	(115,349)
Share transactions Net proceeds from sales of shares	481,749	472,850
Reinvestment of distributions	51,299	94,264
Cost of shares redeemed	(261,293)	(695,269)
Net increase (decrease) in net assets resulting from share transactions	271,755	(128,155)
Total increase (decrease) in net assets	341,960	(135,419)
Net Assets
Beginning of period	1,706,019	1,841,438
End of period (including undistributed net investment income of $38 and $2,556, respectively)	$ 2,047,979	$ 1,706,019
Other Information Shares
Sold	45,135	45,541
Issued in reinvestment of distributions	4,816	9,074
Redeemed	(24,598)	(67,040)
Net increase (decrease)	25,353	(12,425)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2001	Years ended July 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.420	$ 10.460	$ 10.870	$ 10.850	$ 10.530	$ 10.640
Income from Investment Operations Net investment income	.349 D	.691 D	.689 D	.714 D	.720 D	.688
Net realized and unrealized gain (loss)	.434	(.043)	(.460)	.004	.310	(.107)
Total from investment operations	.783	.648	.229	.718	1.030	.581
Less Distributions
From net investment income	(.363)	(.688)	(.639)	(.698)	(.710)	(.691)
Net asset value, end of period	$ 10.840	$ 10.420	$ 10.460	$ 10.870	$ 10.850	$ 10.530
Total Return B, C	7.63%	6.42%	2.08%	6.81%	10.11%	5.55%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,048	$ 1,706	$ 1,841	$ 917	$ 822	$ 790
Ratio of expenses to average net assets	.62% A	.63% E	.64% E	.72% E	.76%	.76%
Ratio of expenses to average net assets after expense reductions	.61% A, F	.63%	.64%	.72%	.75% F	.75% F
Ratio of net investment income to average net assets	6.53% A	6.67%	6.43%	6.58%	6.75%	6.69%
Portfolio turnover rate	82% A	75%	73%	172%	98%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Government Income	7.96%	13.77%	33.41%	109.59%
LB Government Bond	7.92%	14.22%	37.51%	114.17%
General U.S. Government Funds Average	7.67%	13.24%	30.81%	97.10%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. Government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Government Income	13.77%	5.93%	7.68%
LB Government Bond	14.22%	6.58%	7.91%
General U.S. Government Funds Average	13.24%	5.51%	7.00%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Fidelity Government Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Government Income Fund on January 31, 1991. As the chart shows, by January 31, 2001, the value of the investment would have grown to $20,959 - a 109.59% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,417 - a 114.17% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Government Income Fund
Performance - continued

Total Return Components

	Six months ended January 31,	Years ended July 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.53%	6.33%	5.89%	6.04%	7.22%	6.58%
Capital returns	4.43%	-0.52%	-4.41%	1.63%	2.40%	-2.04%
Total returns	7.96%	5.81%	1.48%	7.67%	9.62%	4.54%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund, are reinvested.

Dividends and Yield

Periods ended January 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.84¢	32.48¢	61.89¢
Annualized dividend rate	5.77%	6.65%	6.49%
30-day annualized yield	5.45%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.88 over the past one month, $9.69 over the past six months and $9.54 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fidelity Government Income Fund

Fund Talk: The Manager's Overview

Market Recap

One security's misfortune is another's opportunity. So tells the tale of the six-month period that ended January 31, 2001. As most major stock indexes swooned in response to a sharp slowdown in the economy, investment-grade bonds rallied on lower interest rates and unique technical factors. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 8.12% during this time frame. Treasuries led the way early in the period, benefiting from equity market volatility and the U.S Treasury's decision to repurchase outstanding debt and reduce future issuance as a result of a swelling federal government surplus. The Lehman Brothers Treasury Index returned 7.50% during the period. However, that wasn't enough to top the spread sectors - namely corporate, mortgage and agency securities - which made a strong move late in the period. Corporates, which languished throughout 2000 due to deteriorating credit conditions and slumping stock prices, waged a tremendous recovery in January. A strong positive signal of support for the economy from the Federal Reserve Board, in the form of two half-point interest-rate cuts - its most aggressive action in 16 months - sparked the largest one-month tightening move for corporates in more than a decade. The Lehman Brothers Credit Bond Index closed out the six-month period up 8.14%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while discount mortgages surged on higher-than-normal prepayment activity due to a red-hot housing market. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 9.05% and 8.21%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Government Income Fund

Q. How did the fund perform, Tom?

A. For the six-month period that ended January 31, 2001, the fund had a total return of 7.96%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 7.67% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 7.92% for the same six-month period. For the 12-month period that ended January 31, 2001, the fund returned 13.77%, compared to the 13.24% return of the Lipper average and the 14.22% return of the Lehman Brothers index.

Q. What helped the fund beat its peers and the Lehman Brothers index during the most recent six-month period?

A. The fund's relatively large weighting in agency securities - which outpaced Treasury securities during the period - was the main factor. Early in the period, agency securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) came under pressure when various members of Congress and representatives from the U.S. Treasury Department threatened to cut off the agencies' long-standing lines of credit. Those lines of credit give Fannie Mae and Freddie Mac securities implicit government backing. When the rhetoric abated and the threat subsided a bit, securities issued by the two agencies rebounded. In addition, falling interest rates gave investors more impetus to seek out the higher yields that agency securities offered compared to U.S. Treasury securities.

Semiannual Report

Fidelity Government Income Fund
Fund Talk: The Manager's Overview - continued

Q. Given their strong performance, why did you pare back the fund's stake in agencies and buy more mortgage securities toward the end of the period?

A. I felt that, in some cases, mortgage securities offered better value than agency securities, particularly given the gains agencies already had enjoyed. Furthermore, it's not yet clear as to whether the debate about the agencies' implicit government backing is behind us. Finally, the agencies continued to flood the market with more of their securities, which I felt would ultimately put pressure on their prices. As an indication, there was more than $1.06 trillion in Fannie Mae mortgage securities outstanding in the market at the end of 2000, up $40 billion from the end of October 2000 and up $105 billion from the end of 1999.

Q. Which mortgage securities did you favor?

A. Much of the fund's mortgage position was in securities made up of mortgages with coupons - meaning the interest rates investors receive - between 6.5% and 7.5%. The 7.5% securities provided the fund with extra yield, while the 6.5% securities provided a measure of protection against prepayments, which shortens the effective lives of mortgage securities and makes them less attractive to investors who may have to turn around and reinvest the proceeds at lower rates.

Q. Were there any disappointments?

A. For much of the period, the fund's long-term Treasury securities lagged their short- and intermediate-term counterparts. Short-term yields fell in anticipation of rate cuts and long-term yields rose due to the possibility of stronger growth in the future. Falling interest rates encourage businesses and consumers to spend, which ultimately stimulates the economy. But it also raises the specter of higher inflation in the future. As a result of increased long-term inflation risk, longer-term bond yields rose and their prices fell. In January, for example, the two-year Treasury note yield fell from 5.10% to 4.58% while the 30-year Treasury bond yield rose from 5.46% to 5.50%.

Q. What's your outlook, Tom?

A. The debate over the economy's strength and the direction of interest rates continues. Many bonds currently are priced with the expectation that several more rate cuts will occur in the months ahead. If those rate cuts materialize, bonds should benefit. However, if the Fed doesn't cut interest rates dramatically during the next several months, the market is likely to be very disappointed and bonds could be in for a rough period. I plan to continue to keep a large portion of the fund in mortgage securities, which offer a substantial yield advantage over Treasuries and agencies and are cheaply priced by my calculations.

Semiannual Report

Fidelity Government Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income consistent with preservation of capital

Fund number: 054

Trading symbol: FGOVX

Start date: April 4, 1979

Size: as of January 31, 2001, more than $1.8 billion

Manager: Tom Silvia, since 1998; manager, various Fidelity and Spartan government and mortgage funds; joined Fidelity in 1993

3

Tom Silvia on the possible disappearance of the 30-year Treasury bond:

"Rising U.S. government surpluses and measures to reduce the nation's debt have resulted in an uncertain future for the 30-year Treasury bond. Recent comments by Treasury Secretary Paul O'Neill only fueled speculation that the recent auction of 30-year Treasury bonds - already much reduced from previous levels - might be the last. Secretary O'Neill essentially questioned ´how sensible it is' to keep selling bonds if all debt is going to be reabsorbed in five years. But to paraphrase Mark Twain, reports of the death of the 30-year bond may be greatly exaggerated. A slowing economy may mute tax receipts, which would, in turn, shrink the surplus. Furthermore, President Bush's plan for tax cuts, if enacted, might also diminish tax collections.

"On the other hand, growing Social Security surpluses, which can be used to pay down the government's debt, may support the notion that the supply of Treasuries will continue to taper off. As the fund's portfolio manager, I carefully monitor developments in this area, because it's one that will affect not only the Treasury market, but all other bond markets as well."

Semiannual Report

Fidelity Government Income Fund

Investment Changes

Coupon Distribution as of January 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Less than 5%	1.0	0.1
5 - 5.99%	16.6	16.6
6 - 6.99%	39.6	27.9
7 - 7.99%	14.3	16.4
8 - 8.99%	11.1	27.7
9 - 9.99%	4.2	6.1
10% and over	6.9	2.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2001
6 months ago
Years	9.5	9.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2001
6 months ago
Years	5.2	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2001	As of July 31, 2000
Mortgage Securities 25.0%	Mortgage Securities 21.9%
CMOs and Other Mortgage Related Securities 5.5%	CMOs and Other Mortgage Related Securities 3.8%
U.S. Treasury Obligations 33.5%	U.S. Treasury Obligations 26.0%
U.S. Government Agency Obligations 28.4%	U.S. Government Agency Obligations 44.7%
Short-Term Investments and Net Other Assets 7.6%	Short-Term Investments and Net Other Assets 3.6%

Semiannual Report

Fidelity Government Income Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 61.9%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 28.4%
Fannie Mae:
5.625% 5/14/04	$ 7,590	$ 7,680
6% 5/15/08	3,000	3,058
6.25% 2/1/11	5,060	5,185
6.375% 10/15/02	325	332
7.125% 6/15/10	20,000	21,844
Farm Credit Systems Financial Assistance Corp.:
8.8% 6/10/05	13,733	15,540
9.375% 7/21/03	28,177	30,946
Federal Agricultural Mortgage Corp. 8.07% 7/17/06	3,000	3,345
Federal Home Loan Bank:
5.125% 9/15/03	15,600	15,593
6.375% 11/15/02	5,000	5,116
6.875% 8/15/03	7,585	7,884
9.5% 2/25/04	2,355	2,638
Financing Corp. - coupon STRIPS 0% 8/3/05	1,989	1,550
Freddie Mac:
5.25% 1/15/06	50,000	49,609
5.75% 3/15/09	48,000	47,948
6.375% 11/15/03	9,365	9,623
6.625% 8/15/02	5,475	5,609
6.75% 3/15/31	33,065	35,462
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	7,881	8,506
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	17,438	17,756
Class 2-E, 9.4% 5/15/02	2,650	2,705
Class 3-T, 9.625% 5/15/02	2,699	2,758
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.12% 4/15/06	9,214	9,563
Series 1994-F, 8.187% 12/15/04	6,375	6,655
Series 1995-A, 6.28% 6/15/04	6,897	6,993
Series 1995-B, 6.13% 6/15/04	15,066	15,238
Series 1996-A, 6.55% 6/15/04	9,171	9,343
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1994-B, 7.5% 1/26/06	$ 5,948	$ 6,261
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	4,134	4,183
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	6,388	6,505
Series 1998-196A, 5.926% 6/15/05	10,134	10,302
6.77% 11/15/13	8,300	8,347
6.99% 5/21/16	22,000	22,539
Private Export Funding Corp.:
secured:
5.31% 11/15/03 (a)	16,535	16,363
5.8% 2/1/04	1,197	1,200
7.17% 5/15/07	3,500	3,708
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.625% 9/15/03	41,680	41,943
6.6% 2/15/08	35,915	37,666
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	9,300	9,373
5.96% 8/1/09	9,930	9,825
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	3,737	4,013
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		530,707
U.S. Treasury Obligations - 33.5%
U.S. Treasury Bonds:
6.125% 11/15/27	45,400	48,479
6.125% 8/15/29	124,200	133,767
6.625% 2/15/27	63,635	72,196
8% 11/15/21	24,090	31,012
8.875% 8/15/17	66,700	90,316
11.25% 2/15/15	21,700	33,947
12.75% 11/15/10 (callable)	47,000	62,018
14% 11/15/11	14,600	20,978
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
5.25% 5/31/01	$ 63,700	$ 63,739
5.5% 8/31/01	22,600	22,674
6.625% 6/30/01	47,700	48,023
TOTAL U.S. TREASURY OBLIGATIONS		627,149
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,139,377)		1,157,856
U.S. Government Agency - Mortgage Securities - 25.0%

Fannie Mae - 18.9%
5.5% 5/1/09 to 3/1/24	6,529	6,333
6% 7/1/20 to 5/1/30	20,806	20,369
6.5% 8/1/04 to 1/1/31	118,084	117,558
6.5% 2/1/31 (b)	5,710	5,681
7% 7/1/13 to 1/1/31	29,185	29,510
7.5% 4/1/28 to 2/1/31 (b)	139,713	142,856
8% 1/1/22	645	669
9% 5/1/14	9,204	9,342
9.5% 11/15/09 to 10/1/20	8,844	9,459
10% 8/1/10	499	523
11% 3/1/10	238	250
11.5% 6/1/19 to 5/1/28	9,224	10,486
		353,036
Freddie Mac - 2.2%
5% 1/1/09 to 6/1/09	4,066	3,979
7% 4/1/11 to 1/1/31	25,257	25,541
7% 2/1/31 (b)	7,500	7,582
8% 1/1/10 to 6/1/11	536	552
8.5% 8/1/08 to 12/1/25	2,521	2,623
9% 8/1/09 to 12/1/10	539	559
9.75% 8/1/14	662	696
		41,532
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - 3.9%
6% 7/15/08 to 12/15/10	$ 30,680	$ 30,952
8% 11/15/06 to 12/15/30	16,909	17,612
8.5% 10/15/08 to 10/15/30	23,612	24,641
9.5% 2/15/25	20	21
		73,226
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $458,518)		467,794
Collateralized Mortgage Obligations - 5.5%

U.S. Government Agency - 5.5%
Fannie Mae:
REMIC planned amortization class:
Series 1993-160 Class PK, 6.5% 11/25/22	27,000	27,462
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,435
sequential pay Series 1998-2 Class DA, 6.5% 4/18/25	7,332	7,417
Freddie Mac:
REMIC planned amortization class:
Series 1413 Class J, 4% 11/15/07	16,735	15,799
Series 1455 Class M, 7% 12/15/22	4,611	4,411
Series 1697 Class G, 6% 3/15/09	4,793	4,808
Series 1727 Class H, 6.5% 8/15/23	12,200	12,154
sequential pay Series 1974 Class Z, 7% 8/15/20	12,461	12,391
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $98,390)		102,877
Cash Equivalents - 6.2%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 5.79%, dated 1/31/01 due 2/1/01 (Cost $116,859)	$ 116,878	116,859
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,813,144)		1,845,386
NET OTHER ASSETS - 1.4%		26,013
NET ASSETS - 100%		$ 1,871,399
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,363,000 or 0.9% of net assets.

(b) Security or a portion of the security was purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,835,169,000 and $1,550,336,000, respectively.
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,813,150,000. Net unrealized appreciation aggregated $32,236,000, of which $39,124,000 related to appreciated investment securities and $6,888,000 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $22,104,000 all of which will expire on July 31, 2008.
The fund intends to elect to defer to its fiscal year ending July 31, 2001 approximately $38,189,000 of losses recognized during the period November 1, 1999 to July 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $116,859) (cost $1,813,144) - See accompanying schedule		$ 1,845,386
Receivable for investments sold		6,081
Receivable for fund shares sold		21,187
Interest receivable		24,180
Total assets		1,896,834
Liabilities
Payable to custodian bank	$ 15
Payable for investments purchased Regular delivery	5,299
Delayed delivery	13,596
Payable for fund shares redeemed	4,901
Distributions payable	573
Accrued management fee	643
Other payables and accrued expenses	408
Total liabilities		25,435
Net Assets		$ 1,871,399
Net Assets consist of:
Paid in capital		$ 1,881,876
Distributions in excess of net investment income		(1,013)
Accumulated undistributed net realized gain (loss) on investments		(41,706)
Net unrealized appreciation (depreciation) on investments		32,242
Net Assets, for 188,891 shares outstanding		$ 1,871,399
Net Asset Value, offering price and redemption price per share ($1,871,399 ÷ 188,891 shares)		$9.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2001 (Unaudited)
Investment Income Interest		$ 52,948
Security lending		8
Total income		52,956
Expenses
Management fee	$ 3,390
Transfer agent fees	1,572
Accounting and security lending fees	175
Non-interested trustees' compensation	3
Custodian fees and expenses	38
Registration fees	112
Audit	17
Legal	4
Miscellaneous	4
Total expenses before reductions	5,315
Expense reductions	(44)	5,271
Net investment income		47,685
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		23,081
Change in net unrealized appreciation (depreciation) on investment securities		50,014
Net gain (loss)		73,095
Net increase (decrease) in net assets resulting from operations		$ 120,780
Other Information
Expense reductions: Custodian credits		$ 3
Transfer agent credits		41
		$ 44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 47,685	$ 97,210
Net realized gain (loss)	23,081	(46,391)
Change in net unrealized appreciation (depreciation)	50,014	36,196
Net increase (decrease) in net assets resulting from operations	120,780	87,015
Distributions to shareholders from net investment income	(53,651)	(95,925)
Share transactions Net proceeds from sales of shares	580,377	843,446
Reinvestment of distributions	49,238	87,605
Cost of shares redeemed	(246,102)	(1,081,616)
Net increase (decrease) in net assets resulting from share transactions	383,513	(150,565)
Total increase (decrease) in net assets	450,642	(159,475)
Net Assets
Beginning of period	1,420,757	1,580,232
End of period (including under (over) distribution of net investment income of $(1,013) and $4,953, respectively)	$ 1,871,399	$ 1,420,757
Other Information Shares
Sold	59,442	89,534
Issued in reinvestment of distributions	5,052	9,295
Redeemed	(25,251)	(114,789)
Net increase (decrease)	39,243	(15,960)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Govt Income	7.47%	12.08%	34.36%	90.48%
LB Int Government Bond	7.46%	12.32%	35.65%	100.90%
Short-Intermediate U.S. Government Funds Average	6.37%	10.28%	29.37%	87.06%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the Lehman Brothers Intermediate Government Bond Index - a market value-weighted index of U.S. Government fixed-rate debt issues with maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. Government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 97 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Govt Income	12.08%	6.08%	6.66%
LB Int Government Bond	12.32%	6.29%	7.23%
Short-Intermediate U.S. Government Funds Average	10.28%	5.28%	6.46%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Fidelity Intermediate Government Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on January 31, 1991. As the chart shows, by January 31, 2001, the value of the investment would have grown to $19,048 - a 90.48% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,090 - a 100.90% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Intermediate Government Income Fund
Performance - continued

Total Return Components

	Six months ended January 31,	Years ended July 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.50%	6.59%	6.47%	6.88%	7.11%	6.62%
Capital returns	3.97%	-1.48%	-3.27%	-0.10%	1.45%	-1.13%
Total returns	7.47%	5.11%	3.20%	6.78%	8.56%	5.49%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.14¢	31.52¢	61.62¢
Annualized dividend rate	6.26%	6.60%	6.58%
30-day annualized yield	5.53%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.67 over the past one month, $9.47 over the past six months and $9.37 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses, the yield would have been 5.51%.

Semiannual Report

Fidelity Intermediate Government Income Fund

Fund Talk: The Manager's Overview

Market Recap

One security's misfortune is another's opportunity. So tells the tale of the six-month period that ended January 31, 2001. As most major stock indexes swooned in response to a sharp slowdown in the economy, investment-grade bonds rallied on lower interest rates and unique technical factors. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 8.12% during this time frame. Treasuries led the way early in the period, benefiting from equity market volatility and the U.S Treasury's decision to repurchase outstanding debt and reduce future issuance as a result of a swelling federal government surplus. The Lehman Brothers Treasury Index returned 7.50% during the period. However, that wasn't enough to top the spread sectors - namely corporate, mortgage and agency securities - which made a strong move late in the period. Corporates, which languished throughout 2000 due to deteriorating credit conditions and slumping stock prices, waged a tremendous recovery in January. A strong positive signal of support for the economy from the Federal Reserve Board, in the form of two half-point interest-rate cuts - its most aggressive action in 16 months - sparked the largest one-month tightening move for corporates in more than a decade. The Lehman Brothers Credit Bond Index closed out the six-month period up 8.14%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while discount mortgages surged on higher-than-normal prepayment activity due to a red-hot housing market. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 9.05% and 8.21%, respectively.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Intermediate Government Income Fund

Q. How did the fund perform, Andy?

A. For the six-month period that ended January 31, 2001, the fund provided a total return of 7.47%. To get a sense of how the fund did relative to its competitors, the short-intermediate U.S. government funds average returned 6.37% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Intermediate Government Bond Index, which tracks the types of securities in which the fund invests, returned 7.46% for the same six-month period. For the 12-month period that ended January 31, 2001, the fund returned 12.08%. For the same one-year period, the Lipper average returned 10.28% and the Lehman Brothers index returned 12.32%.

Q. What helped the fund outpace its peers and the Lehman Brothers index during the six-month period?

A. One factor behind the fund's success was that I emphasized more of the bond maturities that did well. From virtually the beginning of the period, weaker-than-expected economic growth fueled optimism that the Federal Reserve Board was finished raising interest rates - which had increased throughout the first six months of 2000 - and might even consider lowering them in 2001. The market got what it wanted in January 2001 when the Fed cut interest rates by a full percentage point, a rather dramatic one-month move. Throughout much of the period, the prospect of interest-rate cuts caused short-term bond yields to fall and their prices to rise. Meanwhile, longer-term bond yields rose and their prices began to stall due to receding fears that long-term Treasury bonds would become extinct. In January, for example, the two-year Treasury note returned 1.31% as its yield fell from 5.10% to 4.58%. Meanwhile, the 30-year Treasury bond returned -0.47% as its yield rose from 5.46% to 5.50%. Fortunately, the fund was well-positioned in shorter-term bonds with maturities between two and four years, and owned fewer longer-term bonds. That being said, the longer-term bonds the fund did own were the biggest disappointment during the period.

Semiannual Report

Fidelity Intermediate Government Income Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund's heavy emphasis on agency securities affect performance?

A. Agency securities - which made up roughly 54% of the fund's assets at the end of the period - outpaced their Treasury and mortgage counterparts and helped the fund's performance versus its peers and the Lehman Brothers index. At the outset of the period, the agency market experienced some uncertainty as various legislators and government officials began to re-examine the agencies' relationship with and implicit backing by the U.S. Treasury Department. More recently, however, those threats faded and agency securities snapped back. I continued to emphasize securities issued by the four top-tier agency issuers: Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bureau. These bonds are relatively plentiful and liquid, or easily traded. In addition, their liquidity means I can buy and sell them more easily as I see opportunities in the marketplace.

Q. What choices did you make in the mortgage market?

A. I increased the fund's stake in mortgages, emphasizing securities that provided some measure of protection against prepayment. Falling interest rates prompted a wave of homeowners to refinance their mortgages. While that was great for consumers because they could pocket the savings, prepayment wasn't welcomed by bond holders, who may be forced to reinvest the proceeds at lower interest rates. I added 15-year mortgages and collatoralized mortgage obligations (CMOs), which also are less likely than 30-year mortgages to suffer major waves of prepayment.

Q. What's your outlook?

A. Most Treasury securities currently are priced with the expectation of more interest-rate cuts to come. If reductions occur, Treasuries should do okay. If not, the Treasury market could suffer. My view is that agency and mortgage securities offer better value than Treasuries, so I plan to keep the majority of the fund's holdings in them.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fidelity Intermediate Government Income Fund
Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: high level of current income consistent with preservation of capital by investing mainly in U.S. government and agency securities while maintaining a dollar-weighted average maturity between three and 10 years

Fund number: 452

Trading symbol: FSTGX

Start date: May 2, 1988

Size: as of January 31, 2001, more than $792 million

Manager: Andrew Dudley, since 1998; manager, various Fidelity and Spartan government and mortgage funds; joined Fidelity in 1996

3

Andrew Dudley on managing the fund's interest-rate sensitivity:

"The past six months serve as a useful example of how quickly and decidedly interest rates can reverse course and how important the management of the fund's interest-rate sensitivity can be. At the beginning of the period in August 2000, we'd just emerged from a prolonged period when the Federal Reserve Board had raised interest rates to stave off inflation. By early fall, however, worries over inflation increasingly gave way to worries about a recession and hopes that the Fed would cut rates in order to avoid a recession.

"In keeping with Fidelity's approach, I kept the fund's interest-rate sensitivity - as measured by its duration-in line with the intermediate government market as a whole as represented by the Lehman Brothers Intermediate Government Bond Index. By doing so, the fund wasn't whipsawed when interest rates reversed direction. As of January 31, 2001, the fund had a duration of 3.1 years. This means that the fund's net asset value would rise approximately 3.1% when bond yields fall 1%, and fall approximately 3.1% when bond yields rise 1%, all else being equal. The value of funds with a shorter duration would change less in response to interest-rate changes, and the value of funds with a longer duration would change more."

Semiannual Report

Fidelity Intermediate Government Income Fund

Investment Changes

Coupon Distribution as of January 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Less than 5%	0.7	0.9
5 - 5.99%	12.8	16.9
6 - 6.99%	34.6	36.6
7 - 7.99%	20.1	14.6
8 - 8.99%	4.0	5.2
9 - 9.99%	7.1	10.8
10 - 10.99%	1.6	1.9
11 - 11.99%	4.4	3.3
12 - 12.99%	7.0	6.2
13% and over	3.7	2.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2001
6 months ago
Years	5.0	5.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2001
6 months ago
Years	3.1	3.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2001	As of July 31, 2000
Mortgage Securities 20.4%	Mortgage Securities 17.9%
CMOs and Other Mortgage Related Securities 7.5%	CMOs and Other Mortgage Related Securities 5.2%
U.S. Treasury Obligations 14.7%	U.S. Treasury Obligations 13.4%
U.S. Government Agency Obligations 53.6%	U.S. Government Agency Obligations 60.6%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 2.9%

Semiannual Report

Fidelity Intermediate Government Income Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.3%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 53.6%
Fannie Mae:
5.25% 1/15/09	$ 9,000	$ 8,709
5.75% 4/15/03	3,300	3,348
6.25% 2/1/11	2,175	2,229
6.5% 8/15/04	10,000	10,388
6.625% 10/15/07	10,000	10,578
7.25% 1/15/10	27,500	30,190
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	33,770	37,089
Federal Agricultural Mortgage Corp.:
6.92% 2/10/02	350	357
7.04% 8/10/05	2,050	2,185
Federal Farm Credit Bank:
5.54% 9/10/03	1,300	1,309
9.15% 2/14/05	500	568
Federal Home Loan Bank:
5.125% 9/15/03	1,505	1,504
5.717% 8/25/03	4,500	4,551
6% 8/15/02	2,000	2,027
6.375% 11/15/02	17,000	17,393
6.75% 5/1/02	4,300	4,392
6.75% 4/10/06	1,000	1,054
6.875% 8/15/03	4,020	4,178
Financing Corp. - coupon STRIPS 0% 4/6/01	5,000	4,950
Freddie Mac:
5.75% 3/15/09	15,000	14,984
6.375% 11/15/03	13,400	13,769
7% 7/15/05	44,715	47,569
7.375% 5/15/03	23,280	24,437
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	9,270	10,006
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	8,211	8,361
Class 2-E, 9.4% 5/15/02	2,080	2,122
Class 3-T, 9.625% 5/15/02	1,203	1,229
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	819	816
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank): - continued
Series 1993-D, 5.23% 5/15/05	$ 663	$ 660
Series 1994-F, 8.187% 12/15/04	3,385	3,533
Series 1995-A, 6.28% 6/15/04	2,969	3,010
Series 1996-A, 6.55% 6/15/04	5,406	5,507
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1992-A, 7.02% 9/1/04	4,173	4,307
Series 1994-A, 7.39% 6/26/06	5,500	5,733
Series 1994-B, 7.5% 1/26/06	589	620
Series 1997-A, 6.104% 7/15/03	8,076	8,143
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	3,224	3,262
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	5,928	6,037
Series 1996-A1, 6.726% 9/15/10	3,478	3,671
Private Export Funding Corp. secured:
5.31% 11/15/03 (a)	1,595	1,578
5.48% 9/15/03	1,470	1,470
5.65% 3/15/03	1,708	1,708
5.8% 2/1/04	3,913	3,923
6.86% 4/30/04	1,458	1,492
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.625% 9/15/03	19,564	19,687
6.6% 2/15/08	27,910	29,271
6.625% 8/15/03	26,675	27,367
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	10,000	10,078
6.06% 8/1/10	10,000	9,957
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	3,860	4,144
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		425,450
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - 14.7%
U.S. Treasury Bonds:
11.25% 2/15/15	$ 7,200	$ 11,263
11.75% 2/15/10 (callable)	13,099	16,228
12% 8/15/13	31,400	44,421
14% 11/15/11	18,075	25,971
U.S. Treasury Notes:
5.5% 5/31/03	5,000	5,082
5.75% 8/15/10	5,525	5,769
6.5% 5/31/02	5,200	5,315
6.625% 4/30/02	1,500	1,534
U.S. Treasury Notes - coupon STRIPS:
0% 4/30/01	142	140
0% 5/31/01	207	204
0% 4/30/02	142	134
0% 5/31/02	207	195
0% 9/30/02	200	185
TOTAL U.S. TREASURY OBLIGATIONS		116,441
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $533,304)		541,891
U.S. Government Agency - Mortgage Securities - 20.4%

Fannie Mae - 15.5%
5.5% 1/1/09 to 2/1/09	6,217	6,165
6% 10/1/08 to 10/1/14	31,780	31,737
6.5% 3/1/24 to 1/1/31	27,136	27,013
6.5% 2/1/31 (b)	4,000	3,980
7% 9/1/27 to 8/1/29	11,398	11,522
7.5% 11/1/29 to 1/1/31 (b)	23,682	24,215
8.25% 12/1/01	5,213	5,227
9% 2/1/13	723	760
9.5% 11/15/09	1,695	1,830
10% 1/1/20	51	56
10.25% 10/1/09 to 10/1/18	175	190
11% 8/1/10 to 1/1/16	2,930	3,280
11.25% 1/1/11 to 1/1/16	458	518
11.5% 9/1/11 to 6/1/19	1,908	2,162
11.75% 7/1/13	35	41
12.25% 10/1/10 to 5/1/15	573	657
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
12.5% 3/1/12 to 7/1/16	$ 1,391	$ 1,606
12.75% 10/1/11 to 6/1/15	722	836
13% 2/1/13 to 7/1/15	615	715
13.25% 9/1/11 to 9/1/13	387	453
13.5% 11/1/14 to 12/1/14	22	26
14% 10/1/14	56	64
14.5% 7/1/14	18	22
15% 4/1/12	18	21
		123,096
Freddie Mac - 3.1%
6.5% 5/1/08	1,253	1,271
8.5% 6/1/14 to 9/1/17	1,564	1,613
9% 11/1/09 to 8/1/16	484	498
9.5% 7/1/16 to 8/1/21	2,960	3,118
10% 7/1/09 to 3/1/21	5,738	6,186
10.5% 9/1/09 to 5/1/21	880	966
11% 2/1/11 to 9/1/20	374	417
11.25% 2/1/10 to 10/1/14	525	578
11.5% 10/1/15 to 8/1/19	337	378
11.75% 11/1/11 to 7/1/15	96	106
12% 10/1/09 to 11/1/19	1,042	1,175
12.25% 8/1/11 to 8/1/15	379	430
12.5% 10/1/09 to 6/1/19	5,217	5,942
12.75% 2/1/10 to 1/1/11	108	123
13% 9/1/10 to 5/1/17	798	931
13.25% 11/1/10 to 12/1/14	99	114
13.5% 11/1/10 to 10/1/14	143	167
13.75% 10/1/14	2	2
14% 11/1/12 to 4/1/16	23	28
14.5% 12/1/10 to 9/1/12	49	59
14.75% 3/1/10	13	15
16.25% 7/1/11	6	7
		24,124
Government National Mortgage Association - 1.8%
8% 9/15/06 to 12/15/23	7,090	7,405
8.5% 4/15/16 to 7/15/30	78	113
10.5% 8/15/15 to 2/15/25	4,909	5,468
10.75% 12/15/09 to 3/15/10	141	155
11% 9/20/14 to 1/20/21	254	281
12.25% 1/15/14	48	53
12.5% 12/15/10	13	14
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
13% 1/15/11 to 12/15/14	$ 443	$ 516
13.25% 9/15/13 to 10/15/14	63	71
13.5% 5/15/10 to 12/15/14	264	306
14% 6/15/11 to 12/15/14	20	23
16% 4/15/13	37	45
17% 12/15/11	3	4
		14,454
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $158,164)		161,674
Collateralized Mortgage Obligations - 7.5%

U.S. Government Agency - 7.5%
Fannie Mae REMIC planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	720	784
Series 1993-192 Class E, 5.95% 11/25/07	5,341	5,342
Series 1994-72 Class G, 6% 10/25/19	7,800	7,820
Series 1999-25 Class PA, 6% 2/25/20	5,329	5,349
Freddie Mac:
REMIC planned amortization class:
Series 1462 Class PT, 7.5% 1/15/03	2,238	2,274
Series 1639 Class J, 6% 12/15/08	3,140	3,144
Series 1995 Class PB, 6.5% 9/20/25	6,465	6,562
Series 2134 Class PC, 5.725% 4/15/11	5,135	5,151
sequential pay:
Series 2134 Class H, 6.5% 12/15/24	4,213	4,287
Series 2166:
Class AC, 6.5% 3/15/26	5,164	5,164
Class AE, 6.5% 10/15/25	6,417	6,421
Series 2257 Class VA, 7% 9/15/07	6,929	7,165
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,451)		59,463
Cash Equivalents - 4.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 5.79%, dated 1/31/01 due 2/1/01 (Cost $32,071)	$ 32,076	$ 32,071
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $781,990)		795,099
NET OTHER ASSETS - (0.3)%		(2,146)
NET ASSETS - 100%		$ 792,953
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,578,000 or 0.2% of net assets.

(b) Security or a portion of the security was purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $400,710,000 and $374,512,000, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $5,906,000. The fund received cash collateral of $6,024,000 which was invested in cash equivalents.

Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $782,010,000. Net unrealized appreciation aggregated $13,089,000, of which $18,595,000 related to appreciated investment securities and $5,506,000 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $78,026,000 of which $631,000, $6,681,000, $46,313,000, $8,517,000, $3,974,000 and $11,910,000 will expire on July 31, 2001, 2002, 2003, 2004, 2005 and 2008, respectively. Of the loss carryforwards expiring on July 31, 2001, 2002, 2003, 2004 and 2005, $631,000, $6,681,000, $2,987,000, $1,883,000 and $702,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

The fund intends to elect to defer to its fiscal year ending July 31, 2001 approximately $12,340,000 of losses recognized during the period November 1, 1999 to July 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $32,071) (cost $781,990) - See accompanying schedule		$ 795,099
Cash		887
Receivable for investments sold		17,991
Receivable for fund shares sold		1,377
Interest receivable		11,446
Total assets		826,800
Liabilities
Payable for investments purchased Regular delivery	$ 20,577
Delayed delivery	4,859
Payable for fund shares redeemed	1,342
Distributions payable	639
Accrued management fee	399
Other payables and accrued expenses	7
Collateral on securities loaned, at value	6,024
Total liabilities		33,847
Net Assets		$ 792,953
Net Assets consist of:
Paid in capital		$ 869,260
Distributions in excess of net investment income		(90)
Accumulated undistributed net realized gain (loss) on investments		(89,326)
Net unrealized appreciation (depreciation) on investments		13,109
Net Assets, for 81,798 shares outstanding		$ 792,953
Net Asset Value, offering price and redemption price per share ($792,953 ÷ 81,798 shares)		$9.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2001 (Unaudited)
Investment Income Interest		$ 26,864
Security lending		26
Total income		26,890
Expenses
Management fee	$ 2,452
Non-interested trustees' compensation	2
Total expenses before reductions	2,454
Expense reductions	(180)	2,274
Net investment income		24,616
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,448
Change in net unrealized appreciation (depreciation) on investment securities		28,499
Net gain (loss)		29,947
Net increase (decrease) in net assets resulting from operations		$ 54,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 24,616	$ 52,174
Net realized gain (loss)	1,448	(17,900)
Change in net unrealized appreciation (depreciation)	28,499	3,532
Net increase (decrease) in net assets resulting from operations	54,563	37,806
Distributions to shareholders from net investment income	(24,916)	(51,274)
Share transactions Net proceeds from sales of shares	94,648	110,093
Reinvestment of distributions	20,606	42,243
Cost of shares redeemed	(80,066)	(285,078)
Net increase (decrease) in net assets resulting from share transactions	35,188	(132,742)
Total increase (decrease) in net assets	64,835	(146,210)
Net Assets
Beginning of period	728,118	874,328
End of period (including under (over) distribution of net investment income of $(90) and $210, respectively)	$ 792,953	$ 728,118
Other Information Shares
Sold	9,937	11,788
Issued in reinvestment of distributions	2,168	4,530
Redeemed	(8,429)	(30,595)
Net increase (decrease)	3,676	(14,277)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2001	Years ended July 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.320	$ 9.460	$ 9.780	$ 9.790	$ 9.650	$ 9.760
Income from Investment Operations Net investment income	.311 D	.616 D	.640 D	.652 D	.675 D	.678
Net realized and unrealized gain (loss)	.374	(.151)	(.326)	(.008)	.124	(.150)
Total from investment operations	.685	.465	.314	.644	.799	.528
Less Distributions
From net investment income	(.315)	(.605)	(.634)	(.654)	(.659)	(.638)
Net asset value, end of period	$ 9.690	$ 9.320	$ 9.460	$ 9.780	$ 9.790	$ 9.650
Total Return B, C	7.47%	5.11%	3.20%	6.78%	8.56%	5.49%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 793	$ 728	$ 874	$ 704	$ 704	$ 740
Ratio of expenses to average net assets	.61% A, E	.63% E	.53% E	.38% E	.54% E	.63% E
Ratio of expenses to average net assets after expense reductions	.60% A, F	.63%	.53%	.38%	.54%	.62% F
Ratio of net investment income to average net assets	6.52% A	6.59%	6.58%	6.65%	6.96%	6.89%
Portfolio turnover rate	102% A	66%	117%	188%	105%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (the funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Under (over) distributions of net investment income and accumulated undistributed net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective August 1, 2001, the funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, no funds had investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As Fidelity Ginnie Mae Fund and Fidelity Government Income Fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets for Fidelity Ginnie Mae Fund and Fidelity Government Income Fund, respectively.

As Fidelity Intermediate Government Income Fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .65% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent for Fidelity Ginnie Mae Fund and Fidelity Government Income Fund. FSC receives account fees and asset-based fees that

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% and .20% of the average net assets of Fidelity Ginnie Mae Fund and Fidelity Government Income Fund, respectively.

Accounting and Security Lending Fees. FSC maintains each fund's accounting records for Fidelity Ginnie Mae Fund and Fidelity Government Income Fund and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. Expense Reductions.

FMR voluntarily agreed to reimburse Fidelity Intermediate Government Income Fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above an annual rate of .61% of average net assets. For the period, the reimbursement reduced the expenses by $170,000. Effective May 1, 2001, the fund's expense limitation will be changed from .61% to .63% of average net assets through June 30, 2001.

In addition, through arrangements with the Fidelity Intermediate Government Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $10,000 under these arrangements.

Through arrangements with Fidelity Ginnie Mae Fund and Fidelity Government Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 36% of the total outstanding shares of Fidelity Government Income Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Management & Research
(Far East) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited;
Ginnie Mae and Intermediate
Government Income

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Andrew J. Dudley, Vice President,
Intermediate Government Income

Thomas J. Silvia, Vice President,
Ginnie Mae and Government Income

Stanley N. Griffith, Assistant
Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target TimelineSM  2001 & 2003

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